Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Use of Estimates

Management makes estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods.  Actual results could vary from these estimates.

Principles of Consolidation

Our consolidated financial statements consist of our legal parent, Versant International, Inc. and our wholly-owned subsidiary, Mamma’s Best, LLC.  All inter-company balances and transactions have been eliminated upon consolidation.

Cash and Cash Equivalents

We maintain our cash at federally insured financial institutions.  Cash equivalents with maturity dates less than 90 days from the date of origination are considered to be cash equivalents for all financial reporting purposes.  We currently have no cash equivalents.

Fair Value

Cash and other current assets and liabilities are carried at cost which approximates their fair value in accordance with the fair value hierarchy as established by US GAAP.

Receivables

Accounts receivable consist of amounts due from our distributors.  Accounts receivable are current in nature and we have not experienced any material collection issues. Our reserve for bad debt is based on factors including current sales amounts, historical charge-offs and specific accounts identified as high risk. Uncollectible accounts receivable are charged against the allowance for doubtful accounts when reasonable efforts to collect the amounts due have been exhausted.

Inventories

Inventories are stated at the lower of cost or market using the first-in first-out (“FIFO”) method.  Inventory is produced, bottled, and packed for shipment by a third party manufacturer.  We are not required to and have not entered into any firm purchase commitments with our manufacturer and we order inventory on a “just-in-time” basis.

Revenue Recognition

We recognize revenues upon delivery of goods to a customer.  This is generally the point at which title and risk of loss is transferred, and when payment has either been received or collection is reasonably assured.  Revenues are recorded net of applicable incentives and promotions and include all shipping and handling costs passed to customers.

We recognize an allowance for sales returns based upon estimated and known returns.  Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance.  When all revenues are collected within the same period, resulting in no outstanding receivables at the balance sheet date, the allowance is reclassified to current liabilities.  Since inception, we have had an immaterial amount of our products returned.

Cost of Goods Sold

Our cost of goods sold includes all production and handling costs to produce our products. We have not incurred material shipping and handling costs to date.

Selling, General, and Administrative Expenses

Marketing – We promote our products with trade promotions and other product demonstrations. These programs include in-store display incentives and volume-based incentives. We expense advertising costs either in the period the advertising first takes place or as incurred. Consumer incentive and trade promotion activities are recorded as a reduction to revenues.  All marketing costs are recorded as an expense in the year incurred.

Goodwill

We test goodwill for impairment at least annually. We assess goodwill impairment risk by first performing a qualitative review of entity-specific, industry, market and general economic factors. If significant potential goodwill impairment risk exists, we apply a two-step quantitative test. The first step compares the estimated fair value with its carrying value. If the carrying value exceeds its fair value, the second step is applied to measure the difference between the carrying value and implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, the goodwill is considered impaired and reduced to its implied fair value.

Recent Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company expects to have a material impact on the financial position, results of operations, or cash flows.

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Use of Estimates

Management makes estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods.  Actual results could vary from these estimates.

Cash and Cash Equivalents

The Company maintains its cash at a federally insured financial institution.  Cash equivalents with maturity dates less than 90 days from the date of origination are considered to be cash equivalents for all financial reporting purposes.  The Company currently has no cash equivalents.

Fair Value

Cash and accounts payable are carried at cost which approximates their fair value in accordance with the fair value hierarchy as established by US GAAP.

Income Tax

Deferred tax assets and liabilities are recorded to reflect temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. The tax rate used to determine the deferred tax assets and liabilities is the enacted tax rate for the year in which the differences are expected to reverse. Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized.

Recent Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company expects to have a material impact on the financial position, results of operations, or cash flows.

Reclassifications

For current year presentation purposes, $5,650 of professional fees incurred in the period ended December 31, 2010 have been reclassified to conform to the current year presentation.  The reclassification did not have any impact on the previously reported financial position, results of operations, or cash flows.